INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Schedule of long-term investments	The Company’s long-term investments are consisted of the follows:

	2018	2019
	RMB (in millions)
Debt investments	5,107	17,604
Equity investments	21,767	33,674

	26,874	51,278

Summary of available-for sale investments by major security type
The following table summarizes the Company’s
available-for-sale
debt investments as of December 31, 2019 (RMB in millions):

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
Available-for-sale debt investments	2,693	257	(402)	2,548
The following table summarizes the Company’s
available-for-sale
debt investments as of December 31, 2018 (RMB in millions):

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
Available-for-sale debt investments	2,633	236	(152)	2,717
For the years ended December 31, 2017, 2018 and 2019, the unrealized securities holding gain, net of tax of RMB305 million, RMB(16) million and RMB5 million, respectively, was reported in other comprehensive income.

Schedule of equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values as of December 31, 2019 (RMB in millions):

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
Equity securities with readily determinable fair values	4,406	6,052	(421)	10,037
The following table summarizes the Company’s equity securities with readily determinable fair values as of December 31, 2018 (RMB in millions):

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
Equity securities with readily determinable fair values	5,520	4,320	(845)	8,995

Schedule of financial information of investees
The Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance
with Rule
 4-08
of Regulation
S-X
(RMB in millions).

	2017	2018	2019
	Equity investments	Equity investments	Equity investments
Operating data:
Revenue	14,243	17,429	28,423
Gross profit	8,145	11,513	17,608
Income from operations	80	294	2,590
Net (loss)/income	(223)	990	970
Net loss attributable to equity method investments companies	(79)	(81)	(440)
Add: Equity dilution impact	14	7	93
Add: Gain from disposal of equity method investments	—	42	—
Equity in (loss)/income of affiliates	(65)	(32)	(347)

	2017	2018	2019
Balance sheet data:
Current assets	9,836	26,612	41,940
Long-term assets	16,553	37,435	45,968
Current liabilities	8,061	20,404	31,769
Long-term liabilities	6,191	12,011	10,677
Non-controlling interests	324	232	342